SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Common Share (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss) allocable to common stock not subject to redemption	$ (85,983)	$ 2,195,508	$ 5,135,790	$ 336,658
Diluted net income (loss) per common stock			$ 0.44	$ 0.03
Class A Common Stock Subject to Redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss) allocable to common stock not subject to redemption	$ (54,958)	$ 1,687,692	$ 3,671,658	$ 240,532
Weighted average shares outstanding, Basic	2,731,544	11,500,000	8,264,526	8,667,969
Weighted average shares outstanding, Diluted	2,731,544	11,500,000	8,264,526	8,667,969
Basic net income (loss) per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03
Diluted net income (loss) per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03
Class A and Class B non-redeemable common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss) allocable to common stock not subject to redemption	$ (31,025)	$ 507,816	$ 1,464,132	$ 96,126
Weighted average shares outstanding, Basic	4,838,792	3,460,275	3,295,610	3,464,052
Weighted average shares outstanding, Diluted	4,838,792	3,460,275	3,295,610	3,464,052
Basic net income (loss) per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03
Diluted net income (loss) per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03